American Funds® Global Insight Fund
Investment portfolio
January 31, 2024
unaudited

Common stocks 95.20% Information technology 18.82%	Shares	Value (000)
Broadcom, Inc.	240,990	$284,368
Microsoft Corp.	621,263	247,002
ASML Holding NV	251,857	215,853
Apple, Inc.	984,057	181,460
SAP SE	826,141	143,773
Keyence Corp.	218,060	97,817
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	865,086	97,720
KLA Corp.	152,289	90,466
Fujitsu, Ltd.	468,500	66,155
STMicroelectronics NV	1,260,134	55,328
Analog Devices, Inc.	276,611	53,209
Hamamatsu Photonics KK	1,328,800	52,524
ServiceNow, Inc.[1]	66,798	51,127
GoDaddy, Inc., Class A1	440,757	47,011
Dassault Systemes SE	773,434	40,307
OBIC Co., Ltd.	261,800	40,164
Salesforce, Inc.[1]	130,969	36,814
Capgemini SE	133,937	29,983
TDK Corp.	578,715	28,776
Trimble, Inc.[1]	557,088	28,333
Nomura Research Institute, Ltd.	915,000	27,945
Texas Instruments, Inc.	145,384	23,279
Intel Corp.	467,245	20,129
NICE, Ltd. (ADR)[1]	81,330	16,925
Adobe, Inc.[1]	27,367	16,907
Lam Research Corp.	10,279	8,482
Wolfspeed, Inc.[1]	151,755	4,940
		2,006,797
Industrials 15.92%
Safran SA	1,124,914	210,651
Airbus SE, non-registered shares	711,354	113,598
Northrop Grumman Corp.	236,901	105,838
FedEx Corp.	356,831	86,100
SMC Corp.	148,800	82,807
AMETEK, Inc.	457,777	74,183
HEICO Corp.	248,016	44,541
HEICO Corp., Class A	142,523	20,163
Ryanair Holdings PLC (ADR)	391,728	52,335
Epiroc AB, Class A	2,831,989	49,843
ITOCHU Corp.	1,073,800	48,797
RELX PLC	1,168,436	48,325
Armstrong World Industries, Inc.	456,945	45,334
ABB, Ltd.	1,071,723	45,326
Daikin Industries, Ltd.	278,100	44,701
CSX Corp.	1,228,478	43,857
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
General Electric Co.	326,400	$43,222
Ingersoll-Rand, Inc.	446,668	35,671
ITT, Inc.	284,723	34,389
Honeywell International, Inc.	168,467	34,074
RTX Corp.	370,192	33,732
TransDigm Group, Inc.	28,745	31,409
MTU Aero Engines AG	135,827	31,368
Recruit Holdings Co., Ltd.	758,200	30,032
Waste Connections, Inc.	188,330	29,240
Rolls-Royce Holdings PLC[1]	7,587,660	28,837
Lincoln Electric Holdings, Inc.	127,310	28,291
TFI International, Inc. (CAD denominated)	213,799	28,098
Carrier Global Corp.	485,979	26,588
Axon Enterprise, Inc.[1]	100,543	25,041
United Airlines Holdings, Inc.[1]	495,837	20,518
ATS Corp.[1]	449,918	19,246
Delta Air Lines, Inc.	473,373	18,528
Canadian National Railway Co. (CAD denominated)	148,000	18,360
Boeing Co.[1]	83,440	17,609
DSV A/S	92,391	16,520
Veralto Corp.	197,116	15,117
BAE Systems PLC	581,285	8,659
Norfolk Southern Corp.	28,107	6,612
		1,697,560
Health care 15.46%
Novo Nordisk AS, Class B	2,830,508	323,273
AstraZeneca PLC	1,513,059	201,379
Abbott Laboratories	1,156,141	130,817
Bristol-Myers Squibb Co.	2,567,068	125,453
UnitedHealth Group, Inc.	217,149	111,124
EssilorLuxottica SA	401,447	78,927
Johnson & Johnson	453,064	71,992
Regeneron Pharmaceuticals, Inc.[1]	76,349	71,980
Zoetis, Inc., Class A	365,616	68,666
AbbVie, Inc.	410,401	67,470
Genmab A/S1	215,616	59,673
Danaher Corp.	206,254	49,482
BeiGene, Ltd. (ADR)[1]	268,096	39,740
HOYA Corp.	261,300	33,145
Straumann Holding AG	215,787	33,083
Daiichi Sankyo Co., Ltd.	1,040,800	31,384
CVS Health Corp.	351,051	26,108
Innovent Biologics, Inc.[1]	6,413,500	25,550
Terumo Corp.	742,500	25,065
Eli Lilly and Co.	35,700	23,048
Pfizer, Inc.	580,615	15,723
Mettler-Toledo International, Inc.[1]	9,022	10,801
Edwards Lifesciences Corp.[1]	116,914	9,174
Moderna, Inc.[1]	78,016	7,884
Molina Healthcare, Inc.[1]	19,721	7,029
		1,647,970
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Financials 11.11%	Shares	Value (000)
JPMorgan Chase & Co.	662,032	$115,432
London Stock Exchange Group PLC	921,441	104,289
AIA Group, Ltd.	11,657,400	90,643
Visa, Inc., Class A	328,055	89,644
Marsh & McLennan Companies, Inc.	332,417	64,436
Mastercard, Inc., Class A	142,522	64,025
CME Group, Inc., Class A	307,657	63,328
Aon PLC, Class A	208,950	62,357
DNB Bank ASA	3,010,624	58,400
S&P Global, Inc.	122,609	54,972
Arthur J. Gallagher & Co.	188,539	43,771
United Overseas Bank, Ltd.	2,076,800	43,701
DBS Group Holdings, Ltd.	1,812,396	42,914
Partners Group Holding AG	31,002	42,127
MSCI, Inc.	67,106	40,171
Wells Fargo & Co.	768,283	38,552
State Street Corp.	467,045	34,501
PNC Financial Services Group, Inc.	211,201	31,936
EVERTEC, Inc.	646,846	25,977
UniCredit SpA	814,836	23,916
Jack Henry & Associates, Inc.	98,719	16,370
Skandinaviska Enskilda Banken AB, Class A	524,958	7,445
Chubb, Ltd.	28,929	7,088
ICICI Bank, Ltd. (ADR)	264,990	6,466
Hong Kong Exchanges and Clearing, Ltd.	154,500	4,686
Brookfield Asset Management, Ltd., Class A	106,426	4,277
Worldline SA, non-registered shares[1]	230,000	3,123
		1,184,547
Consumer staples 8.63%
L’Oréal SA, non-registered shares	267,111	128,088
Nestlé SA	1,071,602	122,182
Anheuser-Busch InBev SA/NV	1,495,791	92,557
Anheuser-Busch InBev SA/NV (ADR)[2]	124,301	7,674
Philip Morris International, Inc.	1,024,888	93,111
Danone SA	1,124,106	74,964
Dollar General Corp.	455,352	60,138
Carlsberg A/S, Class B	448,341	57,665
Reckitt Benckiser Group PLC	649,650	46,913
Keurig Dr Pepper, Inc.	1,312,964	41,280
Costco Wholesale Corp.	57,793	40,159
Imperial Brands PLC	1,471,415	35,304
General Mills, Inc.	481,641	31,263
Constellation Brands, Inc., Class A	111,306	27,279
British American Tobacco PLC	921,970	27,225
Uni-Charm Corp.	555,700	19,186
Pernod Ricard SA	92,602	15,241
		920,229
Consumer discretionary 8.57%
Hilton Worldwide Holdings, Inc.	628,117	119,945
Industria de Diseño Textil, SA	2,559,656	109,412
Amadeus IT Group SA, Class A, non-registered shares	1,519,785	106,238
MercadoLibre, Inc.[1]	47,314	80,992
Royal Caribbean Cruises, Ltd.[1]	597,514	76,183
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Hermès International	30,121	$63,582
LVMH Moët Hennessy-Louis Vuitton SE	74,089	61,620
adidas AG	214,001	40,720
Tractor Supply Co.	154,857	34,781
Ferrari NV (EUR denominated)	92,253	32,094
B&M European Value Retail SA	4,646,843	30,419
Amazon.com, Inc.[1]	194,967	30,259
Kering SA	70,849	29,226
Churchill Downs, Inc.	222,027	26,859
Oriental Land Co., Ltd.	705,500	26,188
NIKE, Inc., Class B	229,588	23,310
YUM! Brands, Inc.	131,839	17,072
Galaxy Entertainment Group, Ltd.	910,000	4,725
Compagnie Financière Richemont SA, Class A	2,084	311
		913,936
Communication services 5.34%
Alphabet, Inc., Class A1	881,675	123,523
Alphabet, Inc., Class C1	726,449	103,010
Koninklijke KPN NV	16,663,261	56,687
Charter Communications, Inc., Class A1	147,572	54,706
América Móvil, SAB de CV, Class B (ADR)	2,700,110	48,737
Comcast Corp., Class A	834,225	38,825
Electronic Arts, Inc.	238,583	32,824
Take-Two Interactive Software, Inc.[1]	173,249	28,574
Nippon Telegraph and Telephone Corp.	22,482,600	28,384
Netflix, Inc.[1]	43,531	24,556
Meta Platforms, Inc., Class A	55,244	21,553
Tencent Holdings, Ltd.	143,700	4,998
Singapore Telecommunications, Ltd.	1,680,000	2,989
Nintendo Co., Ltd.	11,400	638
		570,004
Materials 4.26%
Shin-Etsu Chemical Co., Ltd.	2,550,000	100,486
Air Liquide SA	495,896	92,950
Givaudan SA	18,282	76,058
Sika AG	213,766	59,004
Linde PLC	139,432	56,446
Vale SA (ADR), ordinary nominative shares	3,146,750	43,079
Asahi Kasei Corp.	2,097,700	15,983
Sherwin-Williams Co.	23,553	7,169
Albemarle Corp.	23,749	2,725
		453,900
Energy 4.02%
TotalEnergies SE	2,735,629	178,166
BP PLC	14,553,605	85,243
TC Energy Corp. (CAD denominated)	1,915,521	75,569
Chevron Corp.	407,304	60,049
ConocoPhillips	261,751	29,282
		428,309
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Utilities 2.44%	Shares	Value (000)
Engie SA	5,395,219	$86,127
Edison International	626,576	42,281
CenterPoint Energy, Inc.	1,419,567	39,663
Sempra	495,696	35,472
CMS Energy Corp.	550,644	31,475
AES Corp.	1,516,111	25,289
		260,307
Real estate 0.63%
Equinix, Inc. REIT	47,660	39,547
Link REIT	5,509,369	27,403
		66,950
Total common stocks (cost: $8,436,729,000)		10,150,509
Short-term securities 4.90% Money market investments 4.83%
Capital Group Central Cash Fund 5.44%[3,4]	5,149,792	514,979
Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[3,5]	4,538,524	4,538
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.27%[3,5]	2,576,885	2,577
		7,115
Total short-term securities (cost: $522,066,000)		522,094
Total investment securities 100.10% (cost: $8,958,795,000)		10,672,603
Other assets less liabilities (0.10)%		(10,849)
Net assets 100.00%		$10,661,754
Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.83%
Money market investments 4.83%
Capital Group Central Cash Fund 5.44%[3]	$221,986	$818,513	$525,503	$(15)	$(2)	$514,979	$7,459

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $7,749,000, which represented .07% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 1/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
American Funds Global Insight Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Insight Fund — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,208,172	$798,625	$—	$2,006,797
Industrials	938,096	759,464	—	1,697,560
Health care	836,491	811,479	—	1,647,970
Financials	763,303	421,244	—	1,184,547
Consumer staples	300,904	619,325	—	920,229
Consumer discretionary	409,401	504,535	—	913,936
Communication services	476,308	93,696	—	570,004
Materials	109,419	344,481	—	453,900
Energy	164,900	263,409	—	428,309
Utilities	174,180	86,127	—	260,307
Real estate	39,547	27,403	—	66,950
Short-term securities	522,094	—	—	522,094
Total	$5,942,815	$4,729,788	$—	$10,672,603

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
American Funds Global Insight Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-122-0324O-S96496
American Funds Global Insight Fund — Page 8 of 8